Credit Risk - Summary of Residential Mortgages by Loan to Value (Detail) - Credit Risk [member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	100.00%	100.00%
Collateral value of residential properties, Stock	£ 154,721	£ 153,989
Percentage of loan to value, NPL stock	100.00%	100.00%
Collateral value of residential properties, NPL stock	£ 1,824	£ 2,043
Percentage of loan to value, New business	100.00%	100.00%
Collateral value of residential properties, New business	£ 24,218	£ 24,569
Up to 50% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	48.00%	46.00%
Percentage of loan to value, NPL stock	44.00%	39.00%
Percentage of loan to value, New business	19.00%	17.00%
50 - 75% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	39.00%	41.00%
Percentage of loan to value, NPL stock	34.00%	36.00%
Percentage of loan to value, New business	43.00%	43.00%
75 - 85% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	8.00%	8.00%
Percentage of loan to value, NPL stock	8.00%	9.00%
Percentage of loan to value, New business	19.00%	23.00%
85 - 100% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	4.00%	4.00%
Percentage of loan to value, NPL stock	7.00%	8.00%
Percentage of loan to value, New business	19.00%	17.00%
Greater Than 100% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	1.00%	1.00%
Percentage of loan to value, NPL stock	7.00%	8.00%
Simple Average [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	42.00%	43.00%
Percentage of loan to value, NPL stock	44.00%	46.00%
Percentage of loan to value, New business	62.00%	65.00%
Valuation Weighted Average LTV [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	38.00%	39.00%
Percentage of loan to value, NPL stock	38.00%	40.00%
Percentage of loan to value, New business	58.00%	60.00%